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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------

Check here if Amendment [X]; Amendment Number:  1
                                               ---

  This Amendment (Check only one):     [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  -------------------
Address:          1 Lafayette Place
                  -------------------
                  Greenwich, CT 06830
                  -------------------

13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ---------------------------------
Title:            Vice President of General Partner
                  ---------------------------------
Phone:            (203) 861-4600
                  ---------------------------------
Signature, Place, and Date of Signing:

/s/ E.J. BIRD                    Greenwich, CT         February 14, 2001
-------------                    -------------         -----------------
  [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total: $    771,234
                                       (in thousands)

* Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE



    COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    --------------  ----------    --------  -----------------------  ----------  --------   --------------------
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------------------    --------------  -----------   --------   ----------   ---  ----  ----------  --------   --------------------
Anchor Gaming          Common          033037-10-2      4,412     102,008     SH         DEFINED                 102,008
Anchor Gaming          Common          033037-10-2     17,044     394,092     SH          SOLE                   394,092
AMR Corp               Common          001765-10-6     20,112     300,190     SH         DEFINED                 300,190
AMR Corp               Common          001765-10-6     77,895   1,162,610     SH          SOLE                 1,162,610
Atlantic
  Richfield Co.        Common          048825-10-3     21,961     253,876     SH         DEFINED                 253,876
Atlantic
  Richfield Co.        Common          048825-10-3     86,510   1,000,124     SH          SOLE                 1,000,124
Barnes & Noble,
  Inc.                 Common          067774-10-9      1,781      86,355     SH         DEFINED                  86,355
Barnes & Noble,
  Inc.                 Common          067774-10-9      7,288     353,345     SH          SOLE                   353,345
Building One
  Services Corp.       Common          120114-10-3      1,142     121,847     SH         DEFINED                 121,847
Building One
  Services Corp.       Common          120114-10-3      4,155     443,240     SH          SOLE                   443,240
Centex Corp.           Common          152312-10-4      3,289     133,235     SH         DEFINED                 133,235
Centex Corp.           Common          152312-10-4     12,548     508,265     SH          SOLE                   508,265
Dress Barn Inc.        Common          261570-10-5      1,081      64,817     SH         DEFINED                  64,817
Dress Barn Inc.        Common          261570-10-5      4,113     246,483     SH          SOLE                   246,483
Dun & Bradstreet
  Corp. Del            Common          26483B-10-6      4,516     153,101     SH         DEFINED                 153,101
Dun & Bradstreet
  Corp. Del            Common          26483B-10-6     17,275     585,599     SH          SOLE                   585,599
Georgia Gulf Corp      Common          373200-20-3      6,432     211,304     SH         DEFINED                 211,304
Georgia Gulf Corp      Common          373200-20-3     24,694     811,296     SH          SOLE                   811,296
Guess Inc.             Common          401617-10-5      4,678     215,073     SH         DEFINED                 215,073
Guess Inc.             Common          401617-10-5     17,803     818,527     SH          SOLE                   818,527
Hillenbrand
  Industries           Common          431573-10-4      9,616     303,458     SH         DEFINED                 303,458
Hillenbrand
  Industries           Common          431573-10-4     37,396   1,180,142     SH          SOLE                 1,180,142
International
  Game Technology      Common          459902-10-2     18,647     918,044     SH         DEFINED                 918,044
International
  Game Technology      Common          459902-10-2     72,584   3,573,356     SH          SOLE                 3,573,356
Jostens Inc.           Common          481088-10-2     15,526     638,580     SH         DEFINED                 638,580
Jostens Inc.           Common          481088-10-2     61,538   2,531,120     SH          SOLE                 2,531,120
Micro Warehouse Inc.   Common          59501B-10-5      3,359     182,193     SH         DEFINED                 182,193
Micro Warehouse Inc.   Common          59501B-10-5     12,764     692,307     SH          SOLE                   692,307
Newhall Land &
  Farming Co.          Common          651426-10-8      5,414     200,500     SH          SOLE                   200,500
Philip Morris
  Cos. Inc.            Common          718154-10-7     25,718   1,109,140     SH         DEFINED               1,109,140
Philip Morris
  Cos. Inc.            Common          718154-10-7    102,161   4,405,860     SH          SOLE                 4,405,860
PS Group Inc.          Common          693624-10-8     13,481   1,198,270     SH          SOLE                 1,198,270
Russ Berrie & Co.      Common          782233-10-0      1,986      75,645     SH         DEFINED                  75,645
Russ Berrie & Co.      Common          782233-10-0      8,575     326,655     SH          SOLE                   326,655
UST Inc.               Common          902911-10-6      4,663     185,133     SH         DEFINED                 185,133
UST Inc.               Common          902911-10-6     18,127     719,667     SH          SOLE                   719,667
V F Corp.              Common          918204-10-8        732      24,396     SH         DEFINED                  24,396
V F Corp.              Common          918204-10-8      2,922      97,404     SH          SOLE                    97,404
York Int'l Corp.       Common          986670-10-7      3,525     128,495     SH         DEFINED                 128,495
York Int'l Corp.       Common          986670-10-7     13,771     501,905     SH          SOLE                   501,905

* Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

                                       Grand Total    771,234